GOODWILL - Cash-generating units - Impairment test assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	3.10%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Not later than one year [member]
Disclosure of information for cash-generating units [line items]
Interest rate on investments	8.30%	7.70%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	0.80%	(6.40%)
Growth in expenses	7.70%	(5.30%)
Inflation	5.80%	7.40%
Discount interest rate after taxes	14.20%	14.40%
Growth rate used to extrapolate cash flow projections	3.10%	2.90%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Later than one year and not later than two years [member]
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.40%	4.50%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	48.50%	55.60%
Growth in expenses	12.40%	11.40%
Inflation	3.50%	2.70%
Discount interest rate after taxes	11.50%	9.50%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Later than two years and not later than three years [member]
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.20%	4.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	3.30%	2.50%
Growth in expenses	7.10%	7.20%
Inflation	3.20%	2.90%
Discount interest rate after taxes	10.20%	9.00%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Later than three years and not later than four years [member]
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.10%	4.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	4.90%	2.30%
Growth in expenses	5.40%	4.90%
Inflation	3.10%	2.90%
Discount interest rate after taxes	9.10%	8.20%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A. | Later than four years and not later than five years [member]
Disclosure of information for cash-generating units [line items]
Interest rate on investments	6.00%	4.90%
Borrowing rate	5.80%	5.80%
Growth in income from commissions	6.10%	4.60%
Growth in expenses	5.00%	4.50%
Inflation	3.10%	2.90%
Discount interest rate after taxes	9.10%	8.10%
Banco de Bogota S.A. over Megabanco
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.50%
Banco de Bogota S.A. over Megabanco | Not later than one year [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.10%	12.30%
Borrowing rate	7.10%	6.90%
Growth in income from commissions	16.00%	15.40%
Growth in expenses	11.70%	14.60%
Inflation	5.80%	7.40%
Discount interest rate after taxes	16.50%	17.60%
Growth rate used to extrapolate cash flow projections	6.50%	6.40%
Banco de Bogota S.A. over Megabanco | Later than one year and not later than two years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.80%	11.20%
Borrowing rate	5.50%	5.40%
Growth in income from commissions	14.70%	10.80%
Growth in expenses	8.30%	8.20%
Inflation	3.50%	2.70%
Discount interest rate after taxes	13.70%	12.60%
Banco de Bogota S.A. over Megabanco | Later than two years and not later than three years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.20%	10.50%
Borrowing rate	4.90%	4.60%
Growth in income from commissions	14.10%	14.90%
Growth in expenses	7.90%	8.20%
Inflation	3.20%	2.90%
Discount interest rate after taxes	12.40%	11.80%
Banco de Bogota S.A. over Megabanco | Later than three years and not later than four years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.00%	10.40%
Borrowing rate	4.70%	4.50%
Growth in income from commissions	11.30%	15.30%
Growth in expenses	6.20%	8.20%
Inflation	3.10%	2.90%
Discount interest rate after taxes	11.30%	10.90%
Banco de Bogota S.A. over Megabanco | Later than four years and not later than five years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	9.80%	10.20%
Borrowing rate	4.50%	4.50%
Growth in income from commissions	11.20%	15.30%
Growth in expenses	5.60%	8.20%
Inflation	3.10%	2.90%
Discount interest rate after taxes	11.60%	10.70%
Banco Popular S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.00%
Banco Popular S.A. | Not later than one year [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.50%	12.90%
Borrowing rate	8.20%	9.20%
Growth in income from commissions	6.80%	6.10%
Growth in expenses	8.30%	13.20%
Inflation	7.20%	7.40%
Discount interest rate after taxes	17.30%	17.60%
Growth rate used to extrapolate cash flow projections	6.00%	6.40%
Banco Popular S.A. | Later than one year and not later than two years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.30%	12.60%
Borrowing rate	6.10%	7.40%
Growth in income from commissions	3.40%	11.40%
Growth in expenses	(13.20%)	6.60%
Inflation	3.80%	2.70%
Discount interest rate after taxes	13.60%	12.60%
Banco Popular S.A. | Later than two years and not later than three years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.00%	10.90%
Borrowing rate	5.20%	5.80%
Growth in income from commissions	16.50%	16.70%
Growth in expenses	1.50%	7.50%
Inflation	3.00%	2.90%
Discount interest rate after taxes	12.00%	11.80%
Banco Popular S.A. | Later than three years and not later than four years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.60%	10.90%
Borrowing rate	4.70%	5.20%
Growth in income from commissions	6.80%	11.30%
Growth in expenses	7.70%	7.60%
Inflation	3.00%	2.90%
Discount interest rate after taxes	11.40%	10.90%
Banco Popular S.A. | Later than four years and not later than five years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.90%	10.90%
Borrowing rate	4.10%	4.80%
Growth in income from commissions	6.50%	8.40%
Growth in expenses	7.50%	6.80%
Inflation	3.00%	2.90%
Discount interest rate after taxes	11.60%	10.70%
Banco de Bogota S.A.
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	6.00%
Banco de Bogota S.A. | Not later than one year [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	12.90%	12.90%
Borrowing rate	7.20%	6.90%
Growth in income from commissions	(3.40%)	16.70%
Growth in expenses	9.50%	15.90%
Inflation	7.20%	7.40%
Discount interest rate after taxes	17.30%	17.60%
Growth rate used to extrapolate cash flow projections	6.00%	6.40%
Banco de Bogota S.A. | Later than one year and not later than two years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	11.20%	11.70%
Borrowing rate	5.60%	5.30%
Growth in income from commissions	14.20%	11.50%
Growth in expenses	8.70%	9.80%
Inflation	3.80%	2.70%
Discount interest rate after taxes	13.60%	12.60%
Banco de Bogota S.A. | Later than two years and not later than three years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.50%	11.00%
Borrowing rate	4.90%	4.60%
Growth in income from commissions	14.30%	13.80%
Growth in expenses	8.40%	9.80%
Inflation	3.00%	2.90%
Discount interest rate after taxes	12.10%	11.80%
Banco de Bogota S.A. | Later than three years and not later than four years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.30%	10.80%
Borrowing rate	4.70%	4.60%
Growth in income from commissions	11.70%	14.40%
Growth in expenses	6.90%	9.70%
Inflation	3.00%	2.90%
Discount interest rate after taxes	11.40%	10.90%
Banco de Bogota S.A. | Later than four years and not later than five years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	10.10%	10.60%
Borrowing rate	4.60%	4.50%
Growth in income from commissions	11.00%	13.70%
Growth in expenses	5.10%	6.00%
Inflation	3.00%	2.90%
Discount interest rate after taxes	11.70%	10.70%
Multi Financial Group Inc [member]
Disclosure of information for cash-generating units [line items]
Growth rate used to extrapolate cash flow projections	5.60%
Multi Financial Group Inc [member] | Not later than one year [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	6.40%
Borrowing rate	4.80%	4.00%
Growth in income from commissions	(22.00%)	9.40%
Growth in expenses	(1.60%)	4.50%
Discount interest rate after taxes	11.30%	10.60%
Growth rate used to extrapolate cash flow projections	5.60%	4.00%
Multi Financial Group Inc [member] | Later than one year and not later than two years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	6.60%
Borrowing rate	4.40%	4.00%
Growth in income from commissions	8.60%	7.20%
Growth in expenses	2.10%	3.00%
Multi Financial Group Inc [member] | Later than two years and not later than three years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	6.80%
Borrowing rate	4.30%	4.00%
Growth in income from commissions	12.60%	8.90%
Growth in expenses	1.40%	2.80%
Multi Financial Group Inc [member] | Later than three years and not later than four years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	6.90%
Borrowing rate	4.20%	4.10%
Growth in income from commissions	11.70%	9.40%
Growth in expenses	2.60%	1.90%
Multi Financial Group Inc [member] | Later than four years and not later than five years [member]
Disclosure of information for cash-generating units [line items]
Lending rate on the loan portfolio and investments	6.90%	7.00%
Borrowing rate	4.20%	4.10%
Growth in income from commissions	11.90%	8.70%
Growth in expenses	3.00%	3.10%